EQUITY - Disclosure of changes in issued and outstanding share capital (Details)	6 Months Ended
Jun. 30, 2023 shares
Disclosure of classes of share capital [abstract]
Beginning Balance	7,569,526
Issuance of Common Shares pursuant to private placement offering	5,277,119
Issuance of Common Shares pursuant to debt settlement	492,492
Issuance of Common Shares pursuant to vested RSUs	50,414
Ending Balance	13,389,551